Inventories	6 Months Ended
Mar. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31, 2023	September 30, 2022
Raw materials	$13,459,205	$6,610,565
Work in process	270,180	5,421,908
Finished goods	16,111,476	12,835,235
Total	$29,840,861	$24,867,708

There were no inventory write-downs recognized for the six months ended March 31, 2023 and 2022.